Ordinary Shares	6 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Ordinary Shares

8. Ordinary Shares

As of December 31, 2024 and June 30, 2024, the Company had 10,000,000 Ordinary Shares, with par value of US$0.0001 each. On January 3, 2024, the Company filed the Amended and Restated Articles with the Registrar of Corporate Affairs to increase its authorized shares from 50,000 ordinary shares, par value of $1 per share, to 500,000,000 ordinary shares, par value of $0.0001 per share, consisting of (i) 400,000,000 Class A Ordinary Shares, par value of $0.0001, and (ii) 100,000,000 Class B Ordinary Shares, par value of $0.0001. In respect of matters requiring a shareholders’ vote, holders of Class A Ordinary Shares shall be entitled to one vote per share on all matters subject to the vote at general meetings of our company, while holders of Class B Ordinary Shares shall be entitled to 20 votes per share. Simultaneously, the Company effectuated a forward split of all issued and outstanding ordinary shares at a ratio of 1-for-10,000, and converted all existing issued and outstanding ordinary shares into Class A Ordinary Shares of the Company at a ratio of 1-for-1. As a result, as of the date hereof, there are 10,000,000 issued and outstanding Class A Ordinary Shares of the Company. Such share numbers are retrospectively applied to all periods presented as if the 10,000,000 Class A Ordinary Shares and nil Class B Ordinary Shares existed from the beginning of the first year presented.